Transactions and Balances with Related Parties (Details) - Schedule of consolidated statements of profit or loss and comprehensive profit and loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of consolidated statements of profit or loss and comprehensive profit and loss [Abstract]
General and administrative expenses	$ 2,733	$ 625
Net financial expenses	70	126
Total	$ 2,803	$ 751